Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Period End Date	Dec. 31, 2024
Entity File Number	1-9059
Entity Registrant Name	BARRICK GOLD CORP
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1041
Entity Address, Address Line One	161 Bay Street
Entity Address, Address Line Two	Suite 3700
Entity Address, Address Line Three	P.O. Box 212
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2S1
City Area Code	(800)
Local Phone Number	720-7415
Contact Personnel Name	Barrick Gold of North America, Inc.
Title of 12(b) Security	Common Shares
Trading Symbol	GOLD
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (shares)	1,727,100,407
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Central Index Key	0000756894
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Type	40-F
Amendment Flag	false
Number of shares outstanding		1,755,570,000	1,755,350,000
Auditor Firm ID	271
Issued capital [member]
Document Information [Line Items]
Number of shares outstanding	1,727,100,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	310 South Main Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	(801)
Local Phone Number	990-3745